Revenues (Details) - Schedule of contract fulfilment assets $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of Contract Fulfillment Assets [Abstract]
Balance at beginning of year	$ 1,130
Increase in the period relating to ScoutCam	240
De recognition upon deconsolidation of ScoutCam (note 4C)	(1,370)
Balance at end of year